MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Short-term:
Trading securities	$ 13,976	[1]	$ 13,106	[1]
Available-for-sale securities	890		1,241
Total short-term securities	14,866		14,347
Long-term:
Available-for-sale security	331	[2]	2,746	[2]
Total long-term securities	$ 331		$ 2,746

[1]	The Company recognized trading gains (losses) in the amounts of $ (197) and $ 957 during the years ended December 31, 2011 and 2012, respectively.
[2]	The balance as of December 31, 2011 includes auction rate securities in amount of $ 2,233. In 2012, the Company sold its entire holdings in auction rate securities for a total consideration of $ 2,331 recording income of $ 31.